NET LOSS PER SHARE - Schedule of basic and diluted net loss per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to Adagene Inc.'s shareholders	$ (16,378,832)	$ (13,477,240)
Net loss attributable to ordinary shareholders, basic	(16,378,832)	(13,477,240)
Net loss attributable to ordinary shareholders, diluted	$ (16,378,832)	$ (13,477,240)
Denominator:
Weighted-average number of ordinary shares outstanding-basic (in shares)	70,773,769	58,891,864
Weighted-average number of ordinary shares outstanding-diluted (in shares)	70,773,769	58,891,864
Net Loss per share-basic	$ (0.23)	$ (0.23)
Net Loss per share- diluted	$ (0.23)	$ (0.23)